Other liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2021
Other liabilities and provisions
Schedule of other liabilities and provisions

	At December 31,
	2021	2020
	$’m	$’m
Other liabilities
Non-current	325	—
Provisions
Current	10	13
Non-current	18	20
	353	33

Summary of provisions

Total
provisions
$’m
At January 1, 2020	17
Provided	23
Released	(5)
Paid	(3)
Exchange	1
At December 31, 2020	33
Provided	5
Released	(5)
Paid	(3)
Exchange	(2)
At December 31, 2021	28